CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
SCHEDULE OF CONTRACT LIABILITIES
	2024	2023
	USD	USD
Contract liabilities	2,774,460	775,183